Shareholder Report, Line Graph (Details) - USD ($)					12 Months Ended
	Feb. 28, 2023	May 19, 2021	Dec. 28, 2020	Dec. 04, 2020	Oct. 31, 2024	Oct. 31, 2014	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
C000249248
Account Value [Line Items]
Line Graph and Table Measure Name						Fort Pitt Capital Total Return Fund
Account Value					$ 26,487	$ 10,000	$ 19,158	$ 18,408	$ 22,143	$ 15,930	$ 16,052	$ 14,130	$ 13,650	$ 10,733	$ 10,128
C000217840
Account Value [Line Items]
Line Graph and Table Measure Name						North Square Advisory Research Small Cap Value - Class I
Account Value					2,468,683	$ 1,000,000	1,767,507	1,831,862	2,014,139	1,378,801	1,542,328	1,365,494	1,248,941	1,024,350	989,019
C000222264
Account Value [Line Items]
Line Graph and Table Measure Name				North Square Altrinsic International Equity Fund - Class I
Account Value				$ 1,000,000	1,211,449		1,030,731	889,897	1,089,186
C000222265
Account Value [Line Items]
Line Graph and Table Measure Name		North Square McKee Bond Fund - Class I
Account Value		$ 50,000			48,662		43,694	43,776	49,934
C000222266
Account Value [Line Items]
Line Graph and Table Measure Name			North Square McKee Bond Fund - Class R6
Account Value			$ 5,000,000		$ 4,863,131		4,348,624	4,351,707	4,952,574
C000217841
Account Value [Line Items]
Line Graph and Table Measure Name					North Square Strategic Income Fund - Class A
Account Value	$ 9,630				$ 10,893		9,199
C000217842
Account Value [Line Items]
Line Graph and Table Measure Name						North Square Strategic Income Fund - Class I
Account Value					1,495,377	$ 1,000,000	1,260,431	1,263,802	1,406,879	1,294,844	1,204,139	1,094,657	1,110,538	1,069,601	1,034,181
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					33,950	$ 10,000	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value					3,229,762	$ 1,000,000	2,342,866	2,161,712	2,589,427	1,799,473	1,633,685	1,439,500	1,350,427	1,089,235	1,044,899
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index
Account Value				$ 1,000,000	1,229,906		1,000,200	874,294	1,135,429
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 50,000			47,423		42,899	42,746	50,697
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 5,000,000		4,611,295		4,171,371	4,156,567	4,929,663
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000				10,705		9,684
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value					1,159,281	$ 1,000,000	1,048,684	1,044,962	1,239,319	1,245,273	1,172,715	1,051,674	1,073,721	1,064,119	1,019,562
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value					2,028,018	$ 1,000,000	1,539,065	1,708,738	1,914,068	1,164,995	1,353,400	1,311,187	1,318,985	1,056,802	971,220
Bloomberg U.S. Intermediate Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Government/Credit Bond Index
Account Value	$ 10,000				10,836		10,015
Bloomberg U.S. Intermediate Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Intermediate Government/Credit Bond Index
Account Value					$ 1,186,943	$ 1,000,000	$ 1,097,007	$ 1,073,606	$ 1,193,353	$ 1,202,190	$ 1,137,725	$ 1,046,242	$ 1,057,780	$ 1,051,106	$ 1,018,568